Recent accounting pronouncements	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
The following Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board (FASB) have been adopted by the Company:

ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures
The ASU amends the rules on income tax disclosures by modifying or eliminating certain existing income tax disclosure requirements in addition to establishing new requirements. The amendments address investor requests for more transparency about income taxes, including jurisdictional information, by requiring consistent categories and greater disaggregation of information. The ASU’s two primary amendments relate to the rate reconciliation and income taxes paid annual disclosures.

Reconciling items presented in the rate reconciliation are in dollar amounts and percentages, and are disaggregated into specified categories with certain reconciling items further broken out by nature and/or jurisdiction using a 5% threshold of domestic federal taxes. Income taxes paid are disaggregated between federal, provincial/territorial, and foreign taxing jurisdictions using a 5% threshold of total income taxes paid net of refunds received.

The ASU is effective for annual periods beginning after December 15, 2024. The Company adopted this standard prospectively in the fourth quarter of 2025 with an effective date of January 1, 2025 and has included the disaggregation of rate reconciliation items and income tax payments by specified categories, nature and/or jurisdiction as described above within Note 7 – Income taxes.

ASU 2025-05 – Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
This ASU introduces an optional practical expedient to simplify the estimation of expected credit losses on current trade receivables and current contract assets arising from revenue transactions. When elected, an entity may assume that current conditions at the balance sheet date will remain unchanged over the remaining life of the assets in developing its reasonable and supportable forecast; entities still adjust historical loss information to reflect current conditions, but they need not incorporate forward-looking macroeconomic forecasts for assets within scope.

The amendments in this ASU are effective for annual periods beginning after December 15, 2025. The Company adopted this standard prospectively in the fourth quarter of 2025 with an effective date of January 1, 2026 and has included the relevant disclosures within Note 1 – Summary of significant accounting policies.

The following recent ASU issued by the Financial Accounting Standards Board (FASB) have an effective date after December 31, 2025 and have not been adopted by the Company:

ASU 2025-10 — Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities
This ASU introduces comprehensive accounting guidance for government grants received by business entities by expanding Topic 832 beyond disclosure-only requirements to include recognition, measurement, presentation, and disclosure. The main provisions establish that government grants should not be recognized until it is probable that the Company will comply with the conditions attached to the grant and that the grant will be received. The ASU also provides guidance on accounting for grants related to income and grants related to assets, including acceptable presentation approaches, and introduces enhanced disclosure requirements intended to improve transparency and comparability of government grant information.

The amendments in this ASU are effective for annual periods beginning after December 15, 2028, including interim periods within these fiscal years. Early adoption is permitted. The amendments in this ASU may be adopted using a prospective, modified retrospective, or full retrospective transition approach, depending on the nature of the grants and the transition method elected.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements and disclosures.
ASU 2025-06 – Intangibles - Goodwill and Other Internal-Use Software (Subtopic 350-40)
This ASU modernizes the accounting for internal-use software by removing references to prescriptive and sequential software development stages. The main provisions establish that capitalization begins when management authorizes and commits to funding the software project and it is probable the project will be completed and used as intended. The ASU also introduces enhanced disclosure requirements that align internal-use software disclosures to property, plant and equipment. It also consolidates guidance for website development by integrating it into the framework for internal-use software.

The amendments in this ASU are effective for annual periods beginning after December 15, 2027, including interim periods within these fiscal years. Early adoption is permitted. The amendments in this ASU must be adopted either prospectively, retrospectively or using a modified transition approach based on project status and prior capitalization.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements and disclosures.

ASU 2024-03 – Disaggregation of Income Statement Expenses (Subtopic 220-40)
This ASU aims to provide stakeholders a clearer understanding of an entity's expenses and enhance their ability to assess performance, forecast expenses and evaluate the entity's potential for future cash flows. The ASU amends the rules on income statement expense disclosures and requires public business entities to disaggregate and disclose, in tabular format in the notes to financial statements, specified categories of expenses contained within certain income statement expense line items; to integrate certain amounts that were already required to be disclosed under current GAAP with the new disaggregation requirements and to qualitatively disclose descriptions of the amounts remaining that were not separately disaggregated. The ASU also requires public business entities to disclose the total amount of selling expenses and, in annual reporting periods, an entity's definition of those selling expenses. This ASU does not change or remove the current disclosure requirements of expense line items on the face of the Consolidated Statements of Income.

The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this ASU should be applied either prospectively to Consolidated Financial Statements issued for reporting periods following the effective date, or retrospectively to any or all prior periods presented in the Consolidated Financial Statements.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements disclosures.
Other recently issued ASUs required to be applied on or after December 31, 2025 have been evaluated by the Company and are not expected to have a significant impact on the Company's Consolidated Financial Statements.